Annual Fund Operating Expenses - NEOS Boosted Nasdaq-100(R) High Income ETF [Member]	Jan. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.98%

[1]	Estimated for the Fund’s initial fiscal year.